License Agreements (Details Narrative) - USD ($)					3 Months Ended	9 Months Ended		12 Months Ended
	Jul. 17, 2020	Sep. 16, 2016	Jun. 07, 2004	Jun. 15, 1998	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Payment to intangible assets						$ 6,647
Amortization of license						$ 20,884			$ 17,760
Number of shares issued			5,907,000	5,375,000
Number of shares issued, value
Licensor [Member]
Payment to intangible assets								16,500	16,500
Unpaid balance on license								33,500	33,500
Amortization of license								$ 50,000	$ 50,000
License Agreement [Member]
License agreement term		2 years				7 days		7 days
License agreement cost	$ 343,094					$ 10,000		$ 10,000
Common shares, percentage	95.00%
Discount percentage	50.00%
Advance prepayment	$ 150,000
License Agreement [Member] | Sales [Member]
Royalty payments, percentage	8.00%
License Agreement [Member] | Year 1 [Member]
Maturity date, description	Execution - December 31, 2021
License Agreement [Member] | Year 2 [Member]
Maturity date, description	January 1, 2022 - December 31, 2022
License Agreement [Member] | Year 3 [Member]
Maturity date, description	January 1, 2023 - December 31, 2023
License Agreement [Member] | Series B Preferred Stock [Member]
Number of shares issued	10,000
Number of shares issued, value	$ 174,978
License Agreement [Member] | 3% Convertible Preferred Series A [Member]
Number of shares issued	92,999
Number of shares issued, value	$ 168,116
License Agreement [Member] | Additional Payment [Member]
License agreement term						30 days		30 days
License agreement cost						$ 15,000		$ 15,000
License Agreement [Member] | Final Payment [Member]
License agreement term						90 days		90 days
License agreement cost						$ 25,000		$ 25,000
License Agreement [Member] | Upon Signing [Member]
Advance prepayment	50,000
License Agreement [Member] | On July 20, 2020 [Member]
Advance prepayment	50,000
License Agreement [Member] | On September1, 2020 [Member]
Advance prepayment	$ 50,000